Touchstone Large Cap Focused Fund Expense Example, No Redemption - Touchstone Large Cap Focused Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	568
Expense Example, No Redemption, 5 Years	979
Expense Example, No Redemption, 10 Years	$ 2,126